Condensed Interim Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
EXPENSES
Consulting (Note 8)	$ 44,849	$ 80,708	$ 92,640	$ 111,289
Investor relations and promotion (Note 8)	275,852	237,570	812,175	263,611
Listing fee	5,000	47,485	5,000	47,485
Management and director fees (Note 8)	168,000	93,900	334,500	228,900
Office and miscellaneous	80,374	78,226	157,245	89,521
Professional fees	601,175	402,054	800,725	733,211
Share-based payments (Notes 7 and 8)	112,200	694,987	112,200	710,774
Transfer agent and filing fees	26,540	132,745	61,303	171,863
Travel	6,128	37,594	8,414	41,778
Loss before other items	(1,320,118)	(1,805,269)	(2,384,202)	(2,398,432)
Finance income on sublease	0	378	0	1,314
Foreign exchange loss	(30,200)	(38,730)	(32,755)	(31,645)
Change in fair value of derivatives (Note 7)	52,806	186,378	228,283	186,378
Gain on forgiveness of debt (Note 5)	0	0	50,200	0
Gain on sublease	0	1,481	0	2,962
Interest expense (Notes 6)	(34,517)	(39,591)	(66,932)	(64,458)
Other income	161	797	161	797
Penalties and interest	(190,911)	0	(190,911)	0
Recovery of flow-through premium liability (Note 7)	(1,131)	0	15,152	0
Write-off of prepaid expenses	0	(1,000)	0	(1,000)
Unrealized gain on marketable securities	0	1,500	0	1,850
Realized loss on marketable securities	0	(1,595)	0	(1,595)
Net Loss and Comprehensive Loss for the period	$ (1,523,910)	$ (1,695,651)	$ (2,381,004)	$ (2,303,829)
Basic and diluted loss per common share (in CAD per share)	$ (0.28)	$ (0.39)	$ (0.44)	$ (0.56)
Weighted average number of common shares outstanding – Basic and Diluted (in shares)	5,494,542	4,327,750	5,438,679	4,150,843